Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.02735%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,264,550.08

Principal:
Principal Collections	$25,270,623.38
Prepayments in Full	$12,930,708.42
Liquidation Proceeds	$506,346.84
Recoveries	$185,357.86
Sub Total	$38,893,036.50
Collections	$43,157,586.58

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,157,586.58

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,157,586.58
Servicing Fee	$871,555.09	$871,555.09	$0.00	$0.00	$42,286,031.49
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,286,031.49
Interest - Class A-2a Notes	$696,594.57	$696,594.57	$0.00	$0.00	$41,589,436.92
Interest - Class A-2b Notes	$206,083.04	$206,083.04	$0.00	$0.00	$41,383,353.88
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$39,336,513.88
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$38,931,093.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,931,093.88
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$38,738,455.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,738,455.88
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$38,738,455.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,738,455.88
Regular Principal Payment	$36,516,902.96	$36,516,902.96	$0.00	$0.00	$2,221,552.92
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,221,552.92
Residual Released to Depositor	$0.00	$2,221,552.92	$0.00	$0.00	$0.00
Total		$43,157,586.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,516,902.96
Total					$36,516,902.96

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,949,686.61	$68.54	$696,594.57	$1.71	$28,646,281.18	$70.25
Class A-2b Notes	$8,567,216.35	$68.54	$206,083.04	$1.65	$8,773,299.39	$70.19
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$36,516,902.96	$23.13	$3,547,575.61	$2.25	$40,064,478.57	$25.38

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$182,116,228.12	0.4465822	$154,166,541.51	0.3780445
Class A-2b Notes	$55,822,777.14	0.4465822	$47,255,560.79	0.3780445
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$954,079,005.26	0.6042529	$917,562,102.30	0.5811254

Pool Information
Weighted Average APR	4.862%	4.874%
Weighted Average Remaining Term	46.03	45.26
Number of Receivables Outstanding	32,685	32,026
Pool Balance	$1,045,866,110.61	$1,006,720,235.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$985,657,953.82	$949,141,050.86
Pool Factor	0.6212933	0.5980389

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$57,579,184.78
Targeted Overcollateralization Amount	$89,158,133.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,158,133.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$438,196.33
(Recoveries)		30	$185,357.86
Net Loss for Current Collection Period			$252,838.47
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2901%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6587%
Second Prior Collection Period			0.5034%
Prior Collection Period			0.7608%
Current Collection Period			0.2956%
Four Month Average (Current and Prior Three Collection Periods)			0.5546%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,033	$7,162,621.89
(Cumulative Recoveries)			$605,331.92
Cumulative Net Loss for All Collection Periods			$6,557,289.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3895%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,933.81
Average Net Loss for Receivables that have experienced a Realized Loss			$6,347.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.02%	247	$10,251,286.40
61-90 Days Delinquent	0.16%	35	$1,585,661.50
91-120 Days Delinquent	0.08%	20	$851,154.71
Over 120 Days Delinquent	0.03%	11	$335,600.99
Total Delinquent Receivables	1.29%	313	$13,023,703.60

Repossession Inventory:
Repossessed in the Current Collection Period		18	$786,481.49
Total Repossessed Inventory		32	$1,632,895.70

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1795%
Prior Collection Period			0.2172%
Current Collection Period			0.2061%
Three Month Average			0.2009%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2754%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	98	$4,422,463.88
2 Months Extended	133	$5,797,847.47
3+ Months Extended	40	$1,606,464.40

Total Receivables Extended	271	$11,826,775.75

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer